Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Charges

For years ended December 31, 2013, and 2014, restructuring charges were comprised of the following:

	Year Ended December 31,
	2014
	2012/13 restruc- turing	2013/14 restruc- turing	Australia restruc- turing	2014 restruc- turing	Total
Employee severance pay and related costs	$—	$402	$277	$1,420	$2,099
Non-cancelable lease, contract termination, and other charges	228	—	—	—	228
Other non-cash charges	—	1,181	—	—	1,181

Total restructuring charges	$228	$1,583	$277	$1,420	$3,508

	Year Ended December 31,
	2013
	2012/13 restruc- turing	2013/14 restruc- turing	Total
Employee severance pay and related costs	$1,007	$1,894	$2,901
Non-cancelable lease, contract termination, and other charges	652	—	652
Other non-cash charges	—	526	526

Total restructuring charges	$1,659	$2,420	$4,079

2014 Restructuring
Summary of Changes in Rationalization of Operations related Liabilities

The following table summarizes the changes in the rationalization of operations related liabilities:

Closure and other contractual liabilities
Costs incurred and charged to expense	1,420
Costs paid	(823)
Effects of foreign currency exchange	(89)

Balance at December 31, 2014	$508

Cumulative costs incurred to date, including non-cash charges	$1,420

Australia Restructuring
Summary of Changes in Rationalization of Operations related Liabilities

The following table summarizes the changes in this rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2014	$—
Costs incurred and charged to expense	277
Costs paid	(277)
Effects of foreign currency exchange	—

Balance at December 31, 2014	$—

Cumulative costs incurred to date	$277

2013/14 Restructuring
Summary of Changes in Rationalization of Operations related Liabilities

The following table summarizes the changes in the rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2014	$1,225
Costs incurred and charged to expense	439
Costs paid	(1,628)
Changes in estimates	(37)
Effects of foreign currency exchange	1

Balance at December 31, 2014	$—

Cumulative costs incurred to date, including non-cash charges	$4,003

2012/13 Restructuring
Summary of Changes in Rationalization of Operations related Liabilities

The following table summarizes the changes in the rationalization of operations related liabilities:

Closure and other contractual liabilities
Balance at January 1, 2014	$1,146
Costs incurred and charged to expense	228
Costs paid	(226)
Effects of foreign currency exchange	(123)

Balance at December 31, 2014	$1,025

Cumulative costs incurred to date, including non-cash charges	$7,033